Others, Net (Tables)	12 Months Ended
Dec. 31, 2011
Others, Net
Others, net

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Government financial incentives	9,437,000	25,083,207	41,019,039
Exchange loss	(1,298,050)	(5,802,680)	(7,994,077)
Expired game prepaid cards	-	-	10,647,183
Others	2,287,224	(4,099,017)	10,498,893

Total	10,426,174	15,181,510	54,171,038